Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Foreign Pension Plans, Defined Benefit
Summary of Changes in Benefit Obligations and Plan Assets for Defined Benefit Plans

The following table summarizes changes in benefit obligations and in the plan assets for the contributory and non-contributory defined benefit pension plans:

	Pension Plans
	Contributory						Non-contributory
	2012		2013				2012		2013
	(In millions)

Benefit obligation, beginning of the year	Rs.	4,125	Rs.	4,905	US$	90	Rs.	3,699	Rs.	4,970	US$	91

Service cost		24		18		—		71		96		2

Interest cost		230		228		4		210		235		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Actuarial loss		332		265		4		788		406		7

Effect of foreign exchange rate changes		458		226		4		413		224		4

Benefit obligation, end of the year		4,905		5,316		96		4,970		5,603		103

Fair value of plan assets, beginning of the year		5,428		6,473		118		4,324		5,307		97

Expected return on plan assets		*706		*264		5		**539		**237		4

Contributions		—		—		—		163		258		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Effect of foreign exchange rate changes		603		303		6		492		243		5

Fair value of plan assets, end of the year		6,473		6,714		123		5,307		5,717		105

Funded status		1,568		1,398		27		337		114		2

Prepaid pension asset		1,568		1,398		27		337		114		2

Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss		*(127)		*270		5		**451		**393		7

*	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
**	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.

Net Benefit Cost

The components of pension expense are as follows:

	Year ended March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	96	Rs.	102	Rs.	120	US$	2
Interest cost		433		453		475		9
Expected Return on assets		(482)		(450)		(493)		(9)
Amortization of actuarial (gain)/loss		(1)		(1)		90		2

Net pension cost	Rs.	46	Rs.	104	Rs.	192	US$	4

Assumptions Used in Accounting

The assumptions used in accounting for the pension plans and the other benefit plans on a weighted-average basis are as follows:

	Years ended March 31,
	2012	2013
	(%)	(%)
Discount rate used for benefit obligations	4.50	4.00
Expected long-term return on plan assets	4.50	4.00
Inflation	2.00	2.00
Rate of compensation increase	3.00	3.00

Fair Value of Pension and Gratuity Plan Assets

The fair value of Company’s pension plan assets at March 31, by asset category are as follows:

	As of March 31, 2012 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	21	Rs.	—	Rs.	—	Rs.	21
Canadian – Mutual Fund (Equity)		846		—		—		846
Canadian – Mutual Fund (Money Market)		288		—		—		288
Canadian – Mutual Fund (Debt)		9,709		—		—		9,709
Other – Mutual Fund (Equity)		916		—		—		916

Total	Rs.	11,780	Rs.	—	Rs.	—	Rs.	11,780

	As of March 31, 2013 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	19	Rs.	—	Rs.	—	Rs.	19	US$	—
Canadian – Mutual Fund (Equity)		947		—		—		947		17
Canadian – Mutual Fund (Money Market)		272		—		—		272		5
Canadian – Mutual Fund (Debt)		10,190		—		—		10,190		187
Other – Mutual Fund (Equity)		1,003		—		—		1,003		19

Total	Rs.	12,431	Rs.	—	Rs.	—	Rs.	12,431	US$	228

Gratuity Plan
Summary of Changes in Benefit Obligations and Plan Assets for Defined Benefit Plans

The following table sets out the status of the gratuity plans and the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	541	Rs.	620	US$	11
Service cost		45		54		1
Interest cost		43		50		1
Actuarial loss		20		48		1
Benefits paid		(29)		(101)		(2)
Transfer to other company		—		(23)		—

Benefit obligation, end of the year	Rs.	620	Rs.	648	US$	12

Change in plan assets:
Fair value of plan assets, beginning of the year		496		542		10
Expected return on plan assets		33		59		1
Employer contributions		42		86		2
Transfer to other company		—		(23)		—
Benefits paid		(29)		(101)		(2)

Fair value of plan assets, end of the year	Rs.	542	Rs.	563	US$	11

Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	Rs.	(78)	Rs.	(85)	US$	(1)
Actuarial (gain)/loss and past service cost recognized as a component of accumulated other comprehensive loss		*27		*33		1

*	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.

Net Benefit Cost

Net gratuity cost in fiscals 2011, 2012 and 2013 consist of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	43	Rs.	45	Rs.	54	US$	1
Interest cost		32		43		50		1
Amortization of past service cost		7		7		7		—
Actual return on plan assets		(27)		(40)		(43)		(1)

Net gratuity cost	Rs.	55	Rs.	55	Rs.	68	US$	1

Assumptions Used in Accounting

The assumptions used in accounting for the gratuity plans are set out below:

	As of March 31,
	2011	2012	2013
	(%)
Discount rate	8.25	8.50	8
Rate of increase in compensation levels of covered employees	6	6.0-10.0	6.0-10.0
Rate of return on plan assets	8	8	8

Fair Value of Pension and Gratuity Plan Assets

The fair value of Company’s gratuity plan assets at March 31, by asset category are as follows:—

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	541	Rs.	—	Rs.	541
Long Term Bonds		—		1		—		1

Total	Rs.	—	Rs.	542	Rs.	—	Rs.	542

	As of March 31, 2013
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	563	Rs.	—	Rs.	563	US$	11

Estimated Future Benefit Payment

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications gratuity obligation as of March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	218
2015		270
2016		268
2017		286
2018		311
2019-2024		1,735

Changes in Benefit Obligations

The following table sets out the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	454	Rs.	520	US$	10
Service cost		5		6		—
Interest cost		35		43		1
Actuarial loss		94		92		2
Benefits paid		(68)		(93)		(2)
Benefit obligation, end of the year (included in other current liabilities Rs. 39 million (fiscal 2012 Rs. 37 million) and other non-current liabilities Rs. 529 million (fiscal 2012 Rs. 483 million))	Rs.	520	Rs.	568	US$	11
Actuarial loss recognized as a component of accumulated other comprehensive loss		94		92		2

Medical Benefits
Assumptions Used in Accounting	The assumptions used in accounting for the medical benefit plan are set out below:

	2012	2013
	(%)	(%)
Discount rate	8.50	8
Rate of increase in compensation levels of covered employees	6.0-10.0	6.0-10.0

Estimated Future Benefit Payment

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications medical obligation as on March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	41
2015		43
2016		45
2017		46
2018		48
2019-2024		312

Medical Benefit Amount Recognized

The amounts recognized in the statement of operations for the year ended March 31, 2013:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	40	Rs.	5	Rs.	6	US$	—
Interest cost		35		35		43		1
Amortization of actuarial loss		9		11		17		—

Net Medical cost	Rs.	84	Rs.	51	Rs.	66	US$	1

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Year ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease
Effect on Interest Cost	1	(1)	1	(1)
Effect on post-retirement benefit obligation	13	(11)	13	(12)

Supplemental Employee Retirement Plans, Defined Benefit
Changes in Benefit Obligations

The following table summarizes changes in benefit obligations for the Companies Supplemental Employee Retirement Plan:

	Supplemental Employee Retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	156	Rs.	218	US$	4
Service Cost		5		3		—
Interest Cost		9		8		—
Benefits paid		—		(260)		(5)
Actuarial loss		29		51		1
Effect of foreign exchange rate changes		19		13		—
Benefit obligation, end of the year (included in other non-current liabilities)		218		33		—
Actuarial loss recognized as a component of accumulated other comprehensive loss		29		51		1

Foreign Other Post-retirement Plan
Changes in Benefit Obligations

The following table summarizes changes in benefit obligations for the Company’s post- retirement benefit obligations:

	Other Post-retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	74	Rs.	94	US$	2
Service Cost		2		3		—
Interest Cost		4		4		—
Benefits paid		(6)		(6)		—
Actuarial gain		11		(18)		—
Effect of foreign exchange rate changes		9		5		—
Benefit obligation, end of the year (included in other non-current liabilities)		94		82		2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss		11		(18)		—

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Effect on post-retirement benefit obligation is as follows:

	Years ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease

Effect on post-retirement benefit obligation	10	(8)	7	(7)

Foreign Pension And Postretirement Benefit Plans Defined Benefit
Estimated Future Benefit Payment

The following benefit payments table provides expected benefit payments based on past and future services.

	Pension Benefits (Contributory and Non Contributory)				Other Benefits
	(In millions)
Years ending March 31,
2014	Rs.	569	US$	10	Rs.	8	US$	—
2015		569		10		9		—
2016		574		11		8		—
2017		574		11		8		—
2018		574		11		7		—
2019-2022		2,945		54		34		1